Cover	Nov. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	REDWOOD TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13759
Entity Tax Identification Number	68-0329422
Entity Address, Address Line One	One Belvedere Place
Entity Address, Address Line Two	Suite 300
Entity Address, State or Province	CA
Entity Address, City or Town	Mill Valley
Entity Address, Postal Zip Code	94941
City Area Code	415
Local Phone Number	389-7373
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000930236
Document Information [Line Items]
Document Type	8-K
Common stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RWT
Security Exchange Name	NYSE
10% Series A Fixed-Rate Reset Cumulative Redeemable Preferred Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	10% Series A Fixed-Rate Reset Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	RWT PRA
Security Exchange Name	NYSE
9.125% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	9.125% Senior Notes Due 2029
Trading Symbol	RWTN
Security Exchange Name	NYSE
9.000% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	9.00% Senior Notes Due 2029
Trading Symbol	RWTO
Security Exchange Name	NYSE
9.125% Senior Notes Due 2030
Entity Information [Line Items]
Title of 12(b) Security	9.125% Senior Notes Due 2030
Trading Symbol	RWTP
Security Exchange Name	NYSE
9.500% Senior Notes Due 2030
Entity Information [Line Items]
Title of 12(b) Security	9.50% Senior Notes Due 2030
Trading Symbol	RWTQ
Security Exchange Name	NYSE
9.75% Senior Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	9.75% Senior Notes Due 2031
Trading Symbol	RWTR
Security Exchange Name	NYSE